Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies
2.	Summary of significant accounting policies
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the ultimate primary beneficiary, the subsidiaries of the VIEs and the entities controlled by the Company (see Note 4).

All significant intercompany transactions and balances between the Company, its consolidated subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

(c)	Comparability and Reclassification Adjustment

The Group has elected to change its reporting currency from RMB to US$ starting from October 1, 2025. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to October 1, 2025 have been re-casted to US$ as if the financial statements originally had been presented in US$ since the earliest periods presented.

The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive income/(loss) of US$3,051, US$1,557 and US$(1,349) for the years ended December 31, 2023, 2024 and 2025, respectively.

(d)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the consolidated financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates.

(e)	Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

(f)	Discontinued operations

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

(g)	Foreign currency translation and transactions

Effective October 1, 2025, the Company elected to change its reporting currency from Renminbi (“RMB”) to United States Dollar (“US$”). The functional currency of the Company and its international subsidiaries incorporated in the Cayman Islands, British Virgin Islands and Hong Kong is US$, the functional currency of Singapore entity is Singapore Dollar (“SGD”), the functional currency of the Australia entity is Australian Dollar (“AUD”), the functional currency of the PRC entity is RMB.

In the consolidated financial statements, the financial information of the Company’s entities located in the PRC, Singapore and Australia has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of comprehensive loss. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in (deficit)/equity.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in other income/(expenses), net.

The Group recognizes the accumulated translation adjustment balance associated with disposed foreign subsidiaries as part of the gain or loss on disposal of foreign subsidiaries.

(h)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, accounts receivable, other receivables included in prepayments and other current assets, accounts payable, other payables included in accrued expenses and other current liabilities approximates fair value because of their short-term nature. The Group’s non-financial assets would be measured at fair value only if they were determined to be impaired.

(i)	Cash and cash equivalents

Cash and cash equivalents consist of funds held in deposit accounts with banks and third party payment platform, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

(j)	Accounts receivable, net

Accounts receivable represent amounts due from customers and are stated at the original amount less allowance for credit losses. Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company performs ongoing credit evaluation of its customers, and assesses allowance for credit losses of accounts receivable based on credit loss model on portfolio basis. Accounts receivable balances are written off after all collection efforts have been exhausted.

On January 1, 2023, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method. The Group’s financial assets subject to the CECL model include: accounts receivable and other receivables which are recorded as a component of the prepayments and other current assets.

For accounts receivable, the Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For other receivables, the Group reviews other receivables on a periodic basis and makes allowances on an individual basis when there is doubt as to the collectability.

(k)	Inventories

Inventories, consisting of POS solution related products, are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as expiration aging, historical and forecasted consumer demand, and market conditions that impact pricing. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. There was no inventory written-down recognized for the year ended December 31, 2025.

(l)	Prepayments and other current assets

Prepayments and other current assets primarily include prepayment to suppliers, advances to employees and deposits. Prepayments and other current assets are stated at the historical carrying amount net of the allowance for credit losses. The Group reviews other receivables, which include advances to employees and deposits, on a periodic basis and makes allowances on an individual basis when there is doubt as to the collectability. Other receivables are written off after all collection efforts have been exhausted.

(m)	Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 of each balance sheet date and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. There was no impairment loss of goodwill recognized for the year ended December 31, 2025.

(n)	Intangible assets, net

The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Software copyright	6 years
Customer relationship	7 years

(o)	Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group recorded impairment of long-lived assets of nil for the years ended December 31, 2023, 2024 and 2025.

(p)	Revenue recognition

The Group’s revenues are mainly generated from payment platform partnership, Software-as-a-Service (“SaaS”) subscription services and other revenue which includes hardware sales and installment services, and software development services.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities).

The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group considers itself a principal and recognizes revenues on a gross basis as it controls the products or services based on that the Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

Revenues from payment platform partnership

The Group establishes referral partnership with third-party payment platforms, providing referral services associated with each individual transaction generated by the merchants that Ziitech has successfully referred to the payment platform in exchange for incentive fees. The Group identifies one performance obligation as referral of each individual transaction. The transaction price is based on fixed percentage of referred transaction amounts, which is variable and constrained as such price is contingent upon the referred merchants’ transaction amounts. The Group recognizes revenue at point in time when the referred merchants have been approved by the payment platforms and when the variable consideration is not constrained after the periodic reconciliation report is agreed with payment platforms.

Revenues from SaaS subscription services

The Group provides SaaS subscription services to merchants for food and beverage solutions and retail solutions, enabling the merchants to improve order efficiency and better payment experience. The Group identifies SaaS subscription services as distinct and separately identifiable performance obligation. The monthly SaaS subscription service fee is fixed and pre-determined in the contracts. However, if the merchant’s monthly transaction volume meets certain threshold as pre-determined in the contract, that month’s SaaS subscription fee is waived by the Group. Therefore, the transaction price of SaaS subscription service is variable and constrained by the monthly transaction volume. The Group recognizes revenue from SaaS subscription service overtime on a monthly basis when it is probable that a significant reversal will not occur.

Other revenues

Other revenue is mainly generated from hardware sales and installment services and software development services.

For hardware sales and installment services, the Group sells POS-related hardware and POS related installment services to customers. The Group’s performance obligation is to deliver products to customers and/or complete installment services based on the customers’ demand. Prices listed in the contract are fixed amounts and no other financial elements are identified. Revenues from hardware sales and installment services are recognized at the point when customer acceptance is completed.

For software development services, the Group offers end-to-end white label software that enables customers to launch their own branded POS platform. The Group recognizes revenue from customization of platform service at point in time upon acceptance.

Contract balance

Contract balances include advance from customers, which are presented in accrued expenses and other current liabilities on the consolidated balance sheet. As of December 31, 2024 and 2025, the Group had nil and US$123 of advance from customers, respectively. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customer’s payment.

The Group elected the practical expedient to not disclose the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as substantially all of the contracts have an original expected duration of one year or less.

Revenue disaggregation

The Group disaggregates revenue into revenue streams as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Payment platform partnership	—	—	740
SaaS subscription services	—	—	367
Other revenue
Hardware sales and installment services	—	—	436
Software development services	—	—	55
Subtotal	—	—	491
Total	—	—	1,598

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues recognized at a point in time	—	—	1,217
Revenues recognized over time	—	—	381
Total	—	—	1,598

(q)	Cost of revenues

Cost of revenues primarily includes POS related hardware cost, fees paid to cloud server providers, fees paid to payment platform providers, staff costs and other costs.

(r)	Selling and marketing expenses

Selling and marketing expenses primarily include staff expenses, commission expenses and entertainment expenses. During the years ended December 31, 2024 and 2025, the promotional and advertising expenses were nil.

(s)	General and administrative expenses

General and administrative expenses primarily include professional expenses, depreciation and amortization expenses, staff expenses, office expenses and rental expenses.

(t)	Research and development expenses

Research and development expenses consist primarily of IT consulting expenses and staff expenses. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

(u)	Share-based compensation expenses

All share-based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight-line method or graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Binomial option pricing model is used to estimate fair value of the share options. Restricted ordinary shares are measured based on the fair value of ordinary shares at the grant date. The determination of estimated fair value of share-based payment awards on the grant date using an option pricing model was affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, volatility and any expected dividends. Shares that do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of shares that do not have quoted market prices requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on similar companies in Australia.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records share based compensation expenses only for those awards that are expected to vest.

(v)	Leases

The Group accounts for leases under ASC 842. The Group categorizes leases with contractual terms longer than 12 months as either operating or finance lease. The Group elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease. The Group did not enter into finance leases for any of the periods presented. The lease terms of operating leases vary from one year to three years.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

(w)	Taxation

Income taxes

Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of the enactment of the change.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than-not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive loss.

(x)	Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer (“CEO”) is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment. The Company has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of operations. See Note 17 for significant expenses regularly provided to the Group’s CODM.

The Group’s long-lived assets are all located in Australia and substantially all of the Group’s revenues from continuing operations are derived from within Australia. Therefore, no geographical segments are presented.

(y)	Loss per share

Loss per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and restricted shares using the treasury stock method, and convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. Net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on a combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

(z)	Comprehensive loss

Comprehensive loss is defined to include all changes in shareholders’ deficit of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(aa)	Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Group has adopted ASU 2023-09 from January 1, 2025 on a retrospective basis. The adoption did not have material impact on the consolidated statements but resulted in certain additional disclosures as required by ASU.

(bb)	Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting the standard.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting, Narrow-Scope Improvements. The ASU was updated to improve the navigability of the required interim disclosures within ASC No. 270 and to clarify when the guidance applies. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. This ASU is effective for interim periods within fiscal years beginning after December 15, 2027 for public business entities, and for fiscal years beginning after December 15, 2028 for non-public entities. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Group is currently evaluating the impact of adopting the standard.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.